Capital Stock - Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Net earnings available to common shareholders (in millions of Canadian dollars)		$ 59	$ 507
Weighted average basic number of common shares outstanding (shares)		94,570,924	94,680,598
Weighted average number of diluted common shares (shares)		96,933,681	97,598,900
Basic net earnings per common share (in Canadian dollars), (per share)		$ 0.62	$ 5.35
Diluted net earnings per common share (in Canadian dollars), (per share)		$ 0.58	$ 5.19
Antidilutive securities excluded from computation of earnings per share (shares)		400,691	240,880
Disclosure of non-adjusting events after reporting period
Redemption of common shares (shares)	0	1,539,380	0